Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Sales Inducements [Abstract]
Changes in Deferred Sales Inducements

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$434	$459	$438
Sales inducements deferred	7	20	31
Amortization — Unlock	(82)	(28)	(2)
Amortization charged to income	(34)	(17)	(8)
Balance, end of period	$325	$434	$459